Reconciliation of Statutory United States Federal Income Tax Rate to Company's Effective Rate (Detail) (USD $)	12 Months Ended		157 Months Ended	160 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (12,272,286)	$ (15,134,615)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)
Other	321,181
Change in valuation allowances	1,159,808	(4,769,182)
Income tax benefit	$ 1,363,559	$ 974,861	$ 6,243,583	$ 6,243,583